TRADE PAYABLES (Tables)	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Schedule of Trade Payabe

	06/30/2018	12/31/2017
Infrastructure, network and plant maintenance materials	2,509,153	2,658,436
Services	2,967,771	3,964,912
Rental of polls and rights-of-way	309,658	382,188
ANATEL AGU	6,929,530	—
Other	451,441	304,746
Adjustment to present value	(5,704,607)	—
Liabilities subject to compromise (i)	—	(2,139,312)
Total	7,462,946	5,170,970
Current	4,141,780	5,170,970
Non-current	3,321,166	—
Trade payables subject to the Judicial Reorganization (i)	3,746,368	246,472
Trade payables not subject to the Judicial Reorganization	3,716,578	4,924,498
Total	7,462,946	5,170,970

(i)	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).